Equity (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Disclosure of share-based compensation

Share-based Compensation	December 31, 2019	December 31, 2018
Option Expense	$1,926	$1,676
DSU Expense	281	307
DSU Expense Adjustment	—	(45)
RSU Expense	1,354	964
Total Share-based Compensation (included in net loss)	$3,561	$2,902
2018 DSU Expense (issued in 2019) (note 20 (e))	—	380
Total Share-based Compensation (per statement of equity)	$3,561	$3,282

Disclosure of classes of share capital

Gross Offering proceeds (51,831,659 shares at $3.5464 per share)	$183,816
Less: Share issuance costs	(144)
Net Offering proceeds	$183,672

Disclosure of range of exercise prices of outstanding share warrants explanatory

	Exercise price of	Exercise price of	Total
Warrants Outstanding	$1.50	$2.00	Warrants
At January 1, 2018	122,563	662,500	785,063
Warrants exercised in 2018	(122,563)	(625,000)	(747,563)
Warrants expired in 2018	—	(37,500)	(37,500)
At December 31, 2018	—	—	—

Disclosure of number and weighted average exercise prices of share options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2018	4,828,173	$2.01
Options granted	1,675,640	3.27
Options exercised	(945,022)	1.66
Options forfeited	(400,663)	2.22
Options expired	(24,667)	1.35
At December 31, 2018	5,133,461	2.45
Options granted	1,317,521	3.19
Options exercised	(2,234,997)	2.12
Options forfeited	(94,336)	2.46
Options expired	(5,500)	1.26
At December 31, 2019	4,116,149	$2.87

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2019:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.83 - $1.46	303,096	3.1	$1.36	303,096	$1.36
$1.68 - $2.36	969,041	3.3	2.16	624,061	2.22
$2.79 - $3.09	820,692	4.6	2.89	299,322	2.87
$3.14 - $4.61	2,023,320	5.7	3.43	188,991	3.70
	4,116,149	4.7	$2.87	1,415,470	$2.37

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2019:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.83 - $1.46	303,096	3.1	$1.36	303,096	$1.36
$1.68 - $2.36	969,041	3.3	2.16	624,061	2.22
$2.79 - $3.09	820,692	4.6	2.89	299,322	2.87
$3.14 - $4.61	2,023,320	5.7	3.43	188,991	3.70
	4,116,149	4.7	$2.87	1,415,470	$2.37

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2019	2018
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	57%	64%
Risk-free interest rate	2%	2%

Disclosure of number and weighted average exercise prices of other equity instruments

Balance	DSUs for common shares
At January 1, 2018	865,344
DSUs granted	179,469
DSUs exercised	(297,600)
At December 31, 2018	747,213
DSUs granted	64,165
DSUs exercised	—
At December 31, 2019	811,378

Balance	RSUs for common shares
At January 1, 2018	1,674,637
RSUs granted	379,257
RSU performance factor adjustment	218,213
RSUs exercised	(290,820)
RSUs forfeited	(203,095)
At December 31, 2018	1,778,192
RSUs granted	449,625
RSU performance factor adjustment	(192,016)
RSUs exercised	(730,536)
RSUs forfeited	—
At December 31, 2019	1,305,265